Condensed Statement of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended		61 Months Ended	70 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014
Operating expenses
Research and development	$ 10,515	$ 4,576	$ 21,006	$ 11,401	$ 14,855	$ 10,963	$ 45,873	$ 66,879
General and administrative	3,577	685	9,167	2,023	4,428	1,936	10,141	19,309
Total operating expenses	14,092	5,261	30,173	13,424	19,283	12,899	56,014	86,188
Loss from operations	(14,092)	(5,261)	(30,173)	(13,424)	(19,283)	(12,899)	(56,014)	(86,188)
Interest income	50		89		1		3	93
Interest expense				(128)	(128)	(393)	(863)	(863)
Other income (expense), net	208	252	(11,776)	869	913	75	2,030	(9,746)
Net loss and comprehensive loss	(13,834)	(5,009)	(41,860)	(12,683)	(18,497)	(13,217)	(54,844)	(96,704)
Deemed dividend related to beneficial conversion feature of convertible preferred stock			(25,559)					(25,559)
Accretion of Series A preferred stock to redemption value, net of extinguishment							1,098	1,098
Net loss attributable to common stockholders	$ (13,834)	$ (5,009)	$ (67,419)	$ (12,683)	$ (18,497)	$ (13,217)	$ (53,746)	$ (121,165)
Net loss per basic and diluted share attributable to common stockholders	$ (0.57)	$ (19.98)	$ (3.93)	$ (71.34)	$ (41.10)	$ (114.71)
Weighted-average common shares used to compute basic and diluted net loss per share	24,194,808	250,745	17,137,647	177,777	450,000	115,219
Pro forma net loss per share attributable to common stockholders (unaudited) (Refer to Note 15).					$ (1.99)
Pro forma weighted-average common shares outstanding, basic and diluted (unaudited) (Refer to Note 15).					9,698,363